UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 05/31

DWS Managed Municipal Bond Fund

DWS Strategic High Yield Tax-Free Fund

Date of fiscal year end: 10/31

DWS Short-Term Municipal Bond Fund

Date of reporting period: 7/1/22-6/30/23

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02671
Reporting Period: 07/01/2022 - 06/30/2023
Deutsche DWS Municipal Trust

======================= DWS Managed Municipal Bond Fund ========================

NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L791
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

--------------------------------------------------------------------------------

NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management

====================== DWS Short-Term Municipal Bond Fund ======================

NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

==================== DWS Strategic High Yield Tax-Free Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Municipal Trust

By (Signature and Title) /s/Hepsen Uzcan
                                  Hepsen Uzcan, Chief Executive Officer and President

Date 8/7/23